ACCRUED EXPENSES AND OTHER PAYABLES (Table)	12 Months Ended
Dec. 31, 2019
ACCRUED EXPENSES AND OTHER PAYABLES (Table)
Schedule of accrued expenses and other payables
As of December 31, 2019

Accrued audit fee	12,000
Accrued lawyer fee	20,000
$32,000